LORD ABBETT SECURITIES TRUST
90 Hudson Street
Jersey City, NJ 07302

December 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 333-185183

Ladies and Gentlemen:

          Reference is made to the registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) on November 29, 2012 (File No. 333-185183) (the “Registration Statement”) in connection with the proposed reorganization of Lord Abbett Stock Appreciation Fund into Lord Abbett Growth Leaders Fund, a series of the Registrant. Pursuant to Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”), enclosed for filing with the Commission is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement delaying the effectiveness of the Registration Statement until the Registrant shall file a further amendment, which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

          If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary